ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accrued liabilities at March 31, 2022 and December 31, 2021 consist of the following:

	2022	2021
Accounts payable	$244,430	$429,160
Accrued payroll	715,000	520,000
Accrued interest	681,609	550,285
Other	121,524	121,216
	$1,762,563	$1,620,661

Accrued liabilities at December 31, 2021 and 2020 consist of the following:

	2021	2020
Accounts payable	$429,160	$146,450
Accrued payroll	520,000	-
Accrued interest	550,285	-
Other	121,216	73,402
	$1,620,661	$219,852